FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedule of Fair Values of Derivative Instruments

The following table summarizes a tabular disclosure of (a) fair values of derivative instruments in the balance sheets and (b) the effect of derivative instruments in the statements of income:

Amounts reclassified to statement of income:

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2020		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	-

Derivatives designated as hedging instruments	Location of loss recognized in income	Amount of gain recognized in income
Year ended December 31, 2019		Thousands of US dollars

Foreign exchange contracts	Cost of revenues	399

Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

The Company's financial assets (liabilities) measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2020 and 2019:

	December 31, 2020
(in thousands)	Level 1	Level 2	Level 3

Trading securities	6,663	-	-
Total	6,663	-	-

	December 31, 2019
(in thousands)	Level 1	Level 2	Level 3

Trading securities	358	-	-
Total	358	-	-